As filed with the Securities and Exchange Commission on September 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2012

Date of reporting period:  July 31, 2011

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
	EQUITIES - 12.3%
	Real Estate Investment Trusts - 12.3%
2,341	American Capital Agency Corp.	$65,361
7,683	Annaly Capital Management, Inc.	128,921
3,026	Hatteras Financial Corp.	81,157
3,178	Invesco Mortgage Capital Inc.	62,225
10,463	MFA Financial, Inc.	78,368
	TOTAL EQUITIES (Cost $445,787)	416,032

	EXCHANGE-TRADED FUNDS - 86.3%
	Equity ETFs - 18.7%
562	Consumer Staples Select Sector SPDR Fund	17,310
850	Health Care Select Sector SPDR Fund	29,028
918	iShares Cohen & Steers Realty Majors Index Fund	67,794
562	iShares MSCI EAFE Index Fund	32,961
687	iShares MSCI Emerging Markets Index	32,392
970	iShares Russell 1000 Growth Index Fund	58,278
667	iShares Russell 1000 Value Index Fund	43,755
367	iShares Russell 2000 Growth Index Fund	33,459
462	iShares Russell 2000 Value Index Fund	32,677
523	iShares Russell Midcap Growth Index Fund	31,077
370	iShares Russell Midcap Value Index Fund	16,972
2,103	SPDR Barclays Capital Convertible Securities ETF	84,814
1,281	Technology Select Sector SPDR Fund	33,063
905	Vanguard Growth ETF	58,164
1,111	Vanguard Value ETF	60,116
		631,860
	Fixed Income ETFs - 67.6%
1,193	iShares Barclays 7-10 Year Treasury Bond Fund	117,701
3,578	iShares Barclays Credit Bond Fund	384,814
2,300	iShares Barclays MBS Bond Fund	246,859
1,050	iShares Barclays US Treasury Inflation Protected Securities Fund	119,878
3,553	iShares iBoxx $ High Yield Corporate Bond Fund	323,501
3,403	iShares iBoxx $ Investment Grade Corporate Bond Fund	382,565
1,326	iShares JP Morgan USD Emerging Markets Bond Fund	147,213
6,073	iShares S&P U.S. Preferred Stock Index Fund	235,025
8,275	SPDR Barclays Capital High Yield Bond ETF	333,069
		2,290,625
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,899,658)	2,922,485

	SHORT-TERM INVESTMENTS - 1.5%
50,583	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	50,583
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,583)	50,583

	Total Investments in Securities (Cost $3,396,028) - 100.1%	3,389,100
	Liabilities in Excess of Other Assets - (0.1)%	(1,870)
	TOTAL NET ASSETS - 100.0%	$3,387,230

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2011.

SiM Dynamic Allocation Balanced Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
	EQUITIES - 7.2%
	Real Estate Investmen Trusts - 7.2%
1,144	American Capital Agency Corp.	$31,940
6,835	Annaly Capital Management, Inc.	114,691
1,183	Hatteras Financial Corp.	31,728
1,553	Invesco Mortgage Capital Inc.	30,408
4,091	MFA Financial, Inc.	30,642
	TOTAL EQUITIES (Cost $258,368)	239,409

	EXCHANGE-TRADED FUNDS - 91.4%
	Equity ETFs - 62.3%
2,173	Consumer Staples Select Sector SPDR Fund	66,928
3,054	Health Care Select Sector SPDR Fund	104,294
1,731	iShares Cohen & Steers Realty Majors Index Fund	127,834
2,194	iShares MSCI EAFE Index Fund	128,678
2,701	iShares MSCI Emerging Markets Index	127,352
3,619	iShares Russell 1000 Growth Index Fund	217,430
2,990	iShares Russell 1000 Value Index Fund	196,144
1,648	iShares Russell 2000 Growth Index Fund	150,248
1,808	iShares Russell 2000 Value Index Fund	127,880
1,974	iShares Russell Midcap Growth Index Fund	117,295
1,436	iShares Russell Midcap Value Index Fund	65,869
1,542	SPDR Barclays Capital Convertible Securities ETF	62,189
5,040	Technology Select Sector SPDR Fund	130,083
3,380	Vanguard Growth ETF	217,233
4,247	Vanguard Value ETF	229,805
		2,069,262
	Fixed Income ETFs - 29.1%
501	iShares Barclays 7-10 Year Treasury Bond Fund	49,429
1,519	iShares Barclays Credit Bond Fund	163,368
1,044	iShares Barclays MBS Bond Fund	112,053
441	iShares Barclays US Treasury Inflation Protected Securities Fund	50,349
1,404	iShares iBoxx $ High Yield Corporate Bond Fund	127,834
1,284	iShares iBoxx $ Investment Grade Corporate Bond Fund	144,347
583	iShares JP Morgan USD Emerging Markets Bond Fund	64,725
3,228	iShares S&P U.S. Preferred Stock Index Fund	124,924
3,254	SPDR Barclays Capital High Yield Bond ETF	130,973
		968,002
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,039,671)	3,037,264

	SHORT-TERM INVESTMENTS - 1.5%
49,314	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	49,314
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,314)	49,314

	Total Investments in Securities (Cost $3,347,353) - 100.1%	3,325,987
	Liabilities in Excess of Other Assets- (0.1)%	(1,819)
	TOTAL NET ASSETS - 100.0%	$3,324,168

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2011.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
	EQUITIES - 7.0%
	REAL ESTATE INVESTMENT TRUSTS - 7.0%
2,401	American Capital Agency Corp.	$67,036
9,312	Annaly Capital Management, Inc.	156,255
3,724	Hatteras Financial Corp.	99,877
3,260	Invesco Mortgage Capital Inc.	63,831
12,877	MFA Financial, Inc.	96,449
	TOTAL EQUITIES (Cost $518,587)	483,448

	EXCHANGE-TRADED FUNDS - 91.7%
	Equity ETFs - 80.5%
6,106	Consumer Staples Select Sector SPDR Fund	188,065
7,884	Health Care Select Sector SPDR Fund	269,239
2,312	iShares Cohen & Steers Realty Majors Index Fund	170,741
5,907	iShares MSCI EAFE Index Fund	346,446
7,714	iShares MSCI Emerging Markets Index	363,715
9,846	iShares Russell 1000 Growth Index Fund	591,548
8,837	iShares Russell 1000 Value Index Fund	579,707
4,572	iShares Russell 2000 Growth Index Fund	416,829
5,170	iShares Russell 2000 Value Index Fund	365,674
5,640	iShares Russell Midcap Growth Index Fund	335,129
4,039	iShares Russell Midcap Value Index Fund	185,269
4,847	SPDR Barclays Capital Convertible Securities ETF	195,479
14,451	Technology Select Sector SPDR Fund	372,980
9,628	Vanguard Growth ETF	618,792
11,431	Vanguard Value ETF	618,531
		5,618,144
	Fixed Income ETFs - 11.2%
345	iShares Barclays 7-10 Year Treasury Bond Fund	34,038
1,264	iShares Barclays Credit Bond Fund	135,943
708	iShares Barclays MBS Bond Fund	75,990
309	iShares Barclays US Treasury Inflation Protected Securities Fund	35,278
1,096	iShares iBoxx $ High Yield Corporate Bond Fund	99,791
972	iShares iBoxx $ Investment Grade Corporate Bond Fund	109,272
486	iShares JP Morgan USD Emerging Markets Bond Fund	53,956
3,390	iShares S&P U.S. Preferred Stock Index Fund	131,193
2,587	SPDR Barclays Capital High Yield Bond ETF	104,127
		779,588
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,426,647)	6,397,732

	SHORT-TERM INVESTMENTS - 1.4%
99,487	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	99,487
	TOTAL SHORT-TERM INVESTMENTS (Cost $99,487)	99,487

	Total Investments in Securities (Cost $7,044,721) - 100.1%	6,980,667
	Liabilities in Excess of Other Assets - (0.1)%	(5,373)
	TOTAL NET ASSETS - 100.00%	$6,975,294

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2011.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2011:

SiM Dynamic Allocation Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$416,032	$—	$—	$416,032
Exchange-Traded Funds - Equity	631,860	—	—	631,860
Exchange-Traded Funds – Fixed Income	2,290,625	—	—	2,290,625
Short-Term Investments	50,583	—	—	50,583
Total Investments in Securities	$3,389,100	$—	$—	$3,389,100

SiM Dynamic Allocation Balanced Income Fund

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$239,409	$—	$—	$239,409
Exchange-Traded Funds - Equity	2,069,262	—	—	2,069,262
Exchange-Traded Funds – Fixed Income	968,002	—	—	968,002
Short-Term Investments	49,314	—	—	49,314
Total Investments in Securities	$3,325,987	$—	$—	$3,325,987

SiM Dynamic Allocation Equity Income Fund

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$483,448	$—	$—	$483,448
Exchange-Traded Funds - Equity	5,618,144	—	—	5,618,144
Exchange-Traded Funds – Fixed Income	779,588	—	—	779,588
Short-Term Investments	99,487	—	—	99,487
Total Investments in Securities	$6,980,667	$—	$—	$6,980,667

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period June 21, 2011, the Funds’ inception date, through July 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$3,396,028

Gross unrealized appreciation	$33,392
Gross unrealized depreciation	(40,320)
Net unrealized depreciation	$(6,928)

SiM Dynamic Allocation Balanced Income Fund

Cost of investments	$3,347,353

Gross unrealized appreciation	$24,914
Gross unrealized depreciation	(46,280)
Net unrealized depreciation	$(21,366)

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$7,044,721

Gross unrealized appreciation	$44,393
Gross unrealized depreciation	(108,447)
Net unrealized depreciation	$(64,054)

*Because tax adjustments are calculated annually, the above tables do not include tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/26/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/26/2011

* Print the name and title of each signing officer under his or her signature.